EQUITY (Details 2) - CLP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic earnings per share
Total attributable to the equity holders of the Bank	$ 562,801	$ 476,067	$ 448,466
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Basic earnings per share (in Ch$)	$ 2,987	$ 2,526	$ 2,380
Diluted earnings per share
Total attributable to the equity holders of the Bank	$ 562,801	$ 476,067	$ 448,466
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Adjusted number of shares	188,446,126,794	188,446,126,794	188,446,126,794
Diluted earnings per share (in Ch$)	$ 2,987	$ 2,526	$ 2,380